Share-based plans	12 Months Ended
Dec. 31, 2022
Share-based plans
Share-based plans

20.Share-based plans

General information on Fresenius Medical Care AG & Co. KGaA long-term incentive plans (Performance Shares)

The Company accounts for its share-based plans in accordance with IFRS 2 and has as of December 31, 2022, various share-based compensation plans, which may either be equity- or cash-settled. These plans enable the members of the Management Board, the members of the management boards of affiliated companies, managerial staff members and the senior members of the Company’s managerial staff who serve on the Company’s Executive Committee (Executive Committee) to adequately participate in the long-term, sustained success of the Company. The Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2016 (LTIP 2016), the Fresenius Medical Care AG & Co. KGaA NxStage Long Term Incentive Plan (NxStage LTIP), the Fresenius Medical Care Management Board Long Term Incentive Plan 2019 (MB LTIP 2019), the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2019 (LTIP 2019), the Fresenius Medical Care Management Board Long Term Incentive Plan 2020 (MB LTIP 2020) and the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2022+ (LTIP 2022+) are each variable compensation programs with long-term incentive effects which allocate or allocated so-called “Performance Shares.” Performance Shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

The following table provides an overview of these plans.

	LTIP 2022+	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Other Plan participants	Members of the Management Board and certain members of the Executive Committee	Other Plan participants	Members of the Management Board	Other Plan participants	Members of the Management Board and other plan participants
Years in which an allocation occurred	2022	2020-2022	2019-2021	2019	2019	2016–2018
Months in which an allocation occurred	July, December	November (2020), March (2021, 2022), October (2022)	July, December	July, December	February	July, December

Under the current compensation system, the supervisory board of Management AG defines an initial value for each Management Board member’s allocation by applying a multiplier to the relevant base salary. Such allocation value equals 135% (multiplier of 1.35) of the relevant base salary. In case of appointments to the Management Board during a fiscal year, the amount to be allocated to such member can be pro-rated. For other plan participants, the determination of the allocation value will be made by the Management Board, taking into account the individual responsibility of each plan participant. The initial allocation value is determined in the currency in which the respective participant receives his or her base salary at the time of the allocation. In order to determine the number of Performance Shares each plan participant receives, the respective allocation value will be divided by the value per Performance Share at the time of the allocation, which is mainly determined based on the average price of the Company’s shares over a period of thirty calendar days prior to the respective allocation date.

During 2022, the Company allocated 241,835 Performance Shares under the MB LTIP 2020 at a measurement date weighted average fair value of €28.37 each and a total fair value of €6,861, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2022, the Company allocated 1,737,591 Performance Shares under the LTIP 2022+ at a measurement date weighted average fair value of €27.33 each and a total fair value of €47,488, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2021, the Company allocated 192,446 Performance Shares under the MB LTIP 2020 at a measurement date weighted average fair value of €54.69 each and a total fair value of €10,525, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2021, the Company allocated 935,814 Performance Shares under the LTIP 2019 at a measurement date weighted average fair value of €53.27 each and a total fair value of €49,851, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2020, the Company allocated 159,607 Performance Shares under the MB LTIP 2020 at a measurement date weighted average fair value of €64.20 each and a total fair value of €10,247, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2020, the Company allocated 800,165 Performance Shares under the LTIP 2019 at a measurement date weighted average fair value of €64.06 each and a total fair value of €51,259, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

The number of allocated Performance Shares may change over the performance period of three years, depending on the level of achievement of the following: (i) Revenue growth at constant currency (Revenue Growth), (ii) Net Income growth at constant currency (Net Income Growth) and (iii) Return On Invested Capital (ROIC).

Revenue, Net Income and ROIC are determined according to the Company’s consolidated reported and audited figures in Euro for the financial statements prepared in accordance with IFRS, applying the respective plan terms. Revenue Growth, Net Income Growth, for the purpose of the relevant plan, are determined at constant currency.

Fresenius Medical Care AG & Co. KGaA long-term incentive plans during 2022 (Performance Shares)

The supervisory board of Management AG has approved and adopted the MB LTIP 2020 effective January 1, 2020, for members of the Management Board and, as subsequently agreed, certain members of the Executive Committee. For the members of the management boards of affiliated companies and managerial staff members, the Management Board has approved and adopted the LTIP 2022+ effective January 1, 2022.

For allocations in fiscal year 2022, the target achievements of the performance targets Revenue Growth and Net Income Growth are calculated based on a Compound Annual Growth Rate (CAGR) over the 3-year performance period. The basis for the first annual growth rate is 2021. For ROIC, annual target values apply. For all three performance targets, target achievement corridors which will be used for the calculation of the respective target achievements were defined.

For allocations in fiscal year 2022, the degree of target achievement for all three performance targets is weighted with 1/3 for the purpose of determining the overall target achievement at the end of the performance period. The relevant target achievement for Revenue Growth and Net Income Growth is determined based on the CAGR over the entire performance period. The relevant target achievement for the ROIC target is determined based on the average annual target achievement for the ROIC during the performance period (i.e., 1/3 weighting per performance year). The overall target achievement will not exceed 200%.

The number of performance shares allocated to plan participants at the beginning of the performance period is multiplied with the degree of overall target achievement to determine the final number of performance shares.

For the MB LTIP 2020, the final number of Performance Shares is generally deemed earned three years after the day of an allocation. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the allocation value received by the participant and which can be reduced to meet the respective maximum compensation of the participant, less taxes and contributions is transferred to a credit institution which uses it for the purchase of shares of the Company on the stock exchange on behalf of the participant. The shares acquired in this way are subject to a holding period of at least one year. After the lapse of this holding period, the participant can decide to further hold or sell these shares.

For the LTIP 2022+, the final number of Performance Shares generally vests three years after the allocation date. The number of vested performance shares is then multiplied with the average share price of the Company during a period of 30 days prior to the end of this vesting period. The resulting amount, which is capped in total at an amount equaling 400% of the allocation value received by the participant, will then be paid to the plan participants as cash compensation.

Fresenius Medical Care AG & Co. KGaA long-term incentive plans during 2016–2021 (Performance Shares)

Allocations under the LTIP 2016 could be made throughout 2016 to 2018, under the MB LTIP 2019 in 2019 and under the LTIP 2019 throughout 2019 to 2021. In 2019, an allocation under the NxStage LTIP was made to the management board and managerial staff members of NxStage Medical, Inc. (NxStage) in the course of the integration of NxStage into the Company. Allocations under the MB LTIP 2020 can be made since January 1, 2020.

For Performance Shares allocated throughout 2020 to 2021, for the fiscal years 2020, 2021 and 2022, an annual target achievement level of 100% will be reached for the Revenue Growth performance target if Revenue Growth is 6%; Revenue Growth of 1% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in case of Revenue Growth of at least 11%. If Revenue Growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

For Performance Shares allocated throughout 2020 to 2021, for the fiscal years 2020, 2021 and 2022, an annual target achievement level of 100% for the Net Income Growth performance target will be reached if Net Income Growth is 5%. In case of Net Income Growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of Net Income Growth of at least 10%. If Net Income Growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

For Performance Shares allocated throughout 2020 to 2021, for the fiscal years 2020, 2021 and 2022, an annual target achievement level of 100% for the ROIC performance target will be reached if ROIC is 6.0%. In case of a ROIC of 5.5%, the target achievement level will be 0%; the maximum target achievement of 200% will be reached in the case of a ROIC of at least 6.5%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

For Performance Shares allocated throughout 2016 to 2019, for each individual year of the three-year performance period an annual target achievement level of 100% will be reached for the Revenue Growth performance target if Revenue Growth is 7%; Revenue Growth of 0% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in case of Revenue Growth of at least 16%. If Revenue Growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

For Performance Shares allocated throughout 2016 to 2019, for each individual year of the three-year performance period an annual target achievement level of 100% for the Net Income Growth performance target will be reached if Net Income Growth is 7%. In case of Net Income Growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of Net Income Growth of at least 14%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

For Performance Shares allocated throughout 2016 to 2019, an annual target achievement level of 100% for ROIC will be reached if the target ROIC as defined for the applicable year is reached. For Performance Shares allocated throughout 2016 to 2019, the target ROIC is 7.3% for 2016, 7.5% for 2017, 7.7% for 2018, 7.9% for 2019 8.1% for 2020 and 8.1% for 2021. A target achievement level of 0% will be reached if the ROIC falls below the target ROIC for the applicable year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% will be reached if the target ROIC for the respective year is exceeded by 0.2 percentage points or more. The degree of target achievement will be determined by means of linear interpolation if the ROIC ranges between these values. In case the annual ROIC target achievement level in the third year of a performance period for Performance Shares allocated throughout years 2016 to 2019 is equal to or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year is deemed to be achieved for all years of the applicable performance period.

For Performance Shares allocated throughout 2016 to 2021, the target achievement level for each of the three performance targets will be weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period will then be determined on the basis of the mean of these three average yearly target achievements. The overall target achievement can be in a range of 0% to 200%.

For Performance Shares allocated in fiscal year 2019 under the LTIP 2019, the level of target achievement may be subject to an increase if certain targets in relation to the second phase of the Company’s Global Efficiency Program (GEP-II targets), which are measured at constant currency, and in relation to the Free Cash Flow (Free Cash Flow target) are achieved. For these Performance Shares, the overall target achievement shall be increased by 20 percentage points if the GEP-II targets achievement is 100%. Furthermore, the overall target achievement for these Performance Shares shall be increased by 20 percentage points if the Free Cash Flow target achievement is 200%. In case of a GEP-II targets achievement between 0% and 100% and a Free Cash Flow target achievement between 0% and 200%, the increase of the overall target achievement will be calculated by means of linear interpolation. The overall target achievement shall not exceed 200%.

The number of Performance Shares allocated to the plan participants at the beginning of the performance period will each be multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

For the MB LTIP 2020, the final number of Performance Shares is generally deemed earned three years after the day of an allocation. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the allocation value received by the participant and which can be reduced to meet the respective maximum compensation of the participant, less taxes and contributions is transferred to a credit institution which uses it for the purchase of shares of the Company on the stock exchange on behalf of the participant. The shares acquired in this way are subject to a holding period of at least one year. After the lapse of this holding period, the participant can decide to further hold or sell these shares.

For the LTIP 2019, the final number of Performance Shares is generally deemed earned three years after the day of a respective allocation. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the allocation value received by the participant, will then be paid to the plan participants as cash compensation.

For the MB LTIP 2019, the final number of Performance Shares is generally deemed earned four years after the day of a respective allocation. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The resulting amount will then be paid to the plan participants as cash compensation.

For the NxStage LTIP, the final number of Performance Shares allocated in February 2019 is generally deemed earned in December 2022. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The resulting amount will then be paid to the plan participants as cash compensation.

For the LTIP 2016, the final number of Performance Shares is generally deemed earned four years after the day of an allocation. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The resulting amount will then be paid to the plan participants as cash compensation.

Fresenius Medical Care AG & Co. KGaA long-term incentive program 2011 (stock options and Phantom Stock)

On May 12, 2011, the 2011 SOP was established by resolution of the Company’s AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner’s Management and supervisory boards, forms the Company’s LTIP 2011. Under the LTIP 2011, participants were granted awards, which consisted of a combination of stock options and Phantom Stock. Awards under the LTIP 2011 were subject to a four-year vesting period. Vesting of the awards granted was subject to achievement of pre-defined performance targets. The 2011 SOP was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 per share. The final grant under the LTIP 2011 was made in December 2015.

Stock options granted under the LTIP 2011 have an eight-year term and can be exercised for the first time after a four-year vesting period. The exercise price of stock options granted under the LTIP 2011 shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company’s shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the LTIP 2011 to U.S. participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Stock options under the LTIP 2011 are not transferable by a participant or a participant’s heirs, and may not be transferred, pledged, assigned, or disposed of otherwise.

Phantom Stock awards under the LTIP 2011 entitled the holders to receive payment in euro from the Company upon exercise of the Phantom Stock. The payment per Phantom Stock in lieu of the issuance of such stock was based upon the share price on the Frankfurt Stock Exchange of one of the Company’s shares on the exercise date. Phantom Stock awards had a five-year term and could be exercised for the first time after a four-year vesting period. For participants who were U.S. taxpayers, the Phantom Stock was deemed to be exercised in any event in the month of March following the end of the vesting period.

Information on holdings under share-based plans

At December 31, 2022 and 2021, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares under the share-based plans:

Outstanding Performance Shares
	2022			2021
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
LTIP 2022+	—	1,676,091	1,676,091	—	—	—
MB LTIP 2020	409,511	163,031	572,542	352,053	—	352,053
LTIP 2019	—	1,525,120	1,525,120	8,869	2,399,649	2,408,518
MB LTIP 2019	24,326	19,372	43,698	102,435	12,564	114,999
NxStage LTIP	—	—	—	—	32,054	32,054
LTIP 2016	—	—	—	56,624	366,059	422,683

Additionally, at December 31, 2022, the members of the Management Board held 209,400 stock options (December 31, 2021: 455,970) and plan participants other than the members of the Management Board held 2,261,716 stock options (December 31, 2021: 2,557,339) under the 2011 SOP.

Additional information on share-based plans

The table below provides reconciliations for stock options outstanding at December 31, 2022, 2021 and 2020.

Transactions
		Weighted
		average
		exercise
	Options	price
Stock options for shares	in thousands	in €
Balance at December 31, 2020	3,201	71.50
Granted	—	—
Exercised (1)	128	49.83
Expired	60	70.60
Balance at December 31, 2021	3,013	72.44
Granted	—	—
Exercised(2)	409	49.93
Expired	133	56.55
Balance at December 31, 2022	2,471	77.02
(1)	The average share price at the date of exercise of the options was €65.92.
(2)	The average share price at the date of exercise of the options was €54.00.

The following tables provide a summary of fully vested options outstanding and exercisable at December 31, 2022 and 2021, respectively:

Outstanding and exercisable stock options 2022
	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 — 50.00				—	—
50.01 — 55.00				—	—
55.01 — 60.00				—	—
60.01 — 65.00				—	—
65.01 — 70.00				—	—
70.01 — 75.00				—	—
75.01 — 80.00	2,471,116	0.58	77.02	2,471,116	77.02
	2,471,116	0.58	77.02	2,471,116	77.02

Outstanding and exercisable stock options 2021
	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 — 50.00	488,745	0.57	49.93	488,745	49.93
50.01 — 55.00	—	—	—	—	—
55.01 — 60.00	31,080	0.92	58.63	31,080	58.63
60.01 — 65.00	—	—	—	—	—
65.01 — 70.00	—	—	—	—	—
70.01 — 75.00	—	—	—	—	—
75.01 — 80.00	2,493,484	1.58	77.02	2,493,484	77.02
	3,013,309	1.41	72.44	3,013,309	72.44

During the fiscal years ended December 31, 2022, 2021, and 2020, the Company received cash of €20,427, €6,367 and €12,445, respectively, from the exercise of stock options (see note 17). The intrinsic value of stock options exercised for the twelve-month periods ended December 31, 2022, 2021, and 2020 was €1,665, €2,056 and €4,402, respectively.

The compensation expense related to cash-settled share-based payment transactions is determined based upon the fair value at the measurement date and the number of Phantom Stock or Performance Shares allocated which will be recognized over the vesting period. The compensation expense that the Company recognized for Performance Shares for the fiscal years ended December 31, 2022, 2021 and 2020, respectively, is presented in the table below.

Compensation expense related to cash-settled plans
in € THOUS
	2022	2021	2020
LTIP 2022+	3,765	—	—
MB LTIP 2020	(629)	2,112	2,115
LTIP 2019	(4,416)	21,761	13,689
MB LTIP 2019	(358)	299	820
NxStage LTIP	(758)	296	513
LTIP 2016	(3,475)	3,826	21,864
LTIP 2011	—	—	1,894